LONG TERM LOAN	6 Months Ended
Jun. 30, 2023
LONG TERM LOAN

NOTE 9 – LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $179,224 (NIS 500,000) from an Israeli bank. The loan bears interest at the rate of 3.14% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $8,961 (NIS 25,000) was deposited in the bank as security for the loan.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 9 – LONG TERM LOAN (continued)

The activities of the long term loan during the six month ended June 30, 2023 are as follows:

	June 30, 2023	December 31, 2022
Balance, opening	$135,971	$192,651
Repayments	(23,063)	(46,561)
Interest expense, accrued	1,883	4,977
Translation difference	(9,337)	(15,096)
Balance, ending	105,454	135,971
Less:
Long term loan – current portion	45,127	47,740
Long term loan	$60,327	$88,231

The undiscounted repayments for each of the next three years and in the aggregate are:

Year ended	Amount
December 31, 2023	$22,389
December 31, 2024	45,831
December 31, 2025	35,317
$103,537